CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Temporary equity, shares outstanding		94,697,306
Ordinary stock, shares authorized	1,000,000,000	192,499,052
Ordinary stock, shares issued		18,782,620
Ordinary stock, shares outstanding		18,782,620
Short-Term Investments
Investments including the fair value measured investments | ¥	¥ 160,467	¥ 71,775
Long-Term Investments
Investments including the fair value measured investments | ¥	¥ 52,212
Common Class A
Ordinary stock, shares authorized	941,472,561
Ordinary stock, shares issued	100,854,060
Ordinary stock, shares outstanding	92,416,377
Common Class B
Ordinary stock, shares authorized	47,240,103
Ordinary stock, shares issued	47,240,103
Ordinary stock, shares outstanding	47,240,103
Common Class C
Ordinary stock, shares authorized	11,287,336
Ordinary stock, shares issued	11,287,336
Ordinary stock, shares outstanding	11,287,336
Series A Convertible Redeemable Preferred Shares
Temporary equity, shares authorized		9,497,040
Temporary equity, shares issued		9,497,040
Temporary equity, shares outstanding		9,497,040
Series B Convertible Redeemable Preferred Shares
Temporary equity, shares authorized		7,586,836
Temporary equity, shares issued		7,586,836
Temporary equity, shares outstanding		7,586,836
Series C Convertible Redeemable Preferred Shares
Temporary equity, shares authorized		44,226,287
Temporary equity, shares issued		33,320,256
Temporary equity, shares outstanding		33,320,256
Series D Convertible Redeemable Preferred Shares
Temporary equity, shares authorized		10,068,160
Temporary equity, shares issued		10,068,160
Temporary equity, shares outstanding		10,068,160
Series E Convertible Redeemable Preferred Shares
Temporary equity, shares authorized		36,122,625
Temporary equity, shares issued		34,225,014
Temporary equity, shares outstanding		34,225,014